Significant Accounting Policies - Narrative (Details) - USD ($)								1 Months Ended		3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	May 07, 2024	May 01, 2024	Feb. 14, 2024	Feb. 12, 2024	Aug. 31, 2023	Aug. 29, 2023	Mar. 02, 2023	Mar. 31, 2024	Feb. 13, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Aug. 22, 2023	Feb. 27, 2023	Feb. 23, 2023	Dec. 31, 2021
Commitments and Contingencies [Line Items]
FDIC insured cash										$ 300,000		$ 300,000
Common stock warrants issued									22,124,971	25,431,341		25,431,341
Effective income tax rate										(3.20%)		(5.70%)
Common stock shares issued										64,845,435		64,845,435
Common stock shares outstanding			60,166,269							64,845,435		64,845,435
General and administrative expenses									$ 1,714,000	$ 33,217,000	$ 2,948,000	$ 183,665,000	$ 6,085,000
Depletion, depreciation, amortization and accretion									2,627,000	2,724,000	5,254,000	4,101,000	10,509,000
Capitalized costs related to oil and gas properties and related equipment										1,068,322,000		1,068,322,000		$ 688,964,000
Asset impairment									$ 0		$ 0	0	$ 0		$ 1,400,000,000
Flame Acquisition Corp [Member]
Commitments and Contingencies [Line Items]
Marketable Securities														0	290,718,297
FDIC insured cash														$ 250,000	$ 250,000
Class A common stock subject to possible redemption				150,823										6,104,682	28,750,000				28,750,000
Common stock warrants issued														22,125,000
Cash equivalents														$ 0	$ 0
Effective income tax rate														(2.90%)	(41.30%)
Proceeds from Interest Received														$ 1,446,193	$ 786,918
Proceeds from Sale of Restricted Investments			$ 1,572,250		$ 24,008,096	$ 24,008,096	$ 206,121,060							230,129,156	0
Temporary Equity Redemption Price Per Share			$ 10.42	$ 10.42	$ 10.31	$ 10.31	$ 10.15
Payments for repurchase of common stock				$ 1,572,250										230,129,156	0
Assets Held-in-trust, Noncurrent														63,558,404	290,718,297
Unrecognized Tax Benefits														0	0
Unrecognized tax benefits interest and penalty expenses on income tax														$ 29,072	$ 0
Sable-EM Purchase Agreement [Member]
Commitments and Contingencies [Line Items]
Purchase consideration, origional note			$ 606,300,000
Purchase consideration, down payment			$ 18,800,000
Grey Fox Matter [Member] | Pending Litigation [Member]
Commitments and Contingencies [Line Items]
General and administrative expenses										$ 100,000		$ 70,100,000
Loss contingency value		$ 35,000,000						$ 35,000,000
Collateralized agreement	$ 35,000,000
Cap interest payable	$ 400,000
Common Class A [Member] | Flame Acquisition Corp [Member]
Commitments and Contingencies [Line Items]
Class A common stock subject to possible redemption				150,823		2,328,063					8,432,745		8,432,745	6,104,682	28,750,000		20,317,255	20,317,255
Common stock warrants issued														25,431,370	23,625,000
Proceeds from Sale of Restricted Investments														$ 230,129,156
Temporary Equity Redemption Price Per Share														$ 10.41	$ 10.1
Common stock shares issued														7,187,500	0
Common stock shares outstanding														7,187,500	0
Common Class A [Member] | Sponser [Member] | Flame Acquisition Corp [Member]
Commitments and Contingencies [Line Items]
Common stock shares issued																7,187,500
Common Class B [Member] | Flame Acquisition Corp [Member]
Commitments and Contingencies [Line Items]
Common stock shares issued														0	7,187,500
Common stock shares outstanding														0	7,187,500
Common Class B [Member] | Sponser [Member] | Flame Acquisition Corp [Member]
Commitments and Contingencies [Line Items]
Common stock shares outstanding																0
IPO [Member] | Flame Acquisition Corp [Member]
Commitments and Contingencies [Line Items]
Common stock warrants issued														14,375,000
Private Placement [Member] | Flame Acquisition Corp [Member]
Commitments and Contingencies [Line Items]
Common stock warrants issued			3,306,370											7,750,000